Commitments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Capital Commitments
(a)	The Group had the following capital commitments at the end of the reporting period:

	2019 RMB million	2018 RMB million
Contracted for:
– Aircraft, engines and flight equipment ( n ote)	47,822	70,998
– Other property, plant and equipment	4,917	6,481
– Investments	860	590

	53,599	78,069

Summary of Aged Analysis of Contracted Expenditures for Aircraft, Engines and Flight Equipment
(i)
Contracted expenditures for the above aircraft, engines and flight equipment, including deposits prior to delivery, subject to future inflation increase built into the contracts, were expected to be paid as follows:

	2019 RMB million	2018 RMB million
Within one year	18,388	29,187
In the second year	12,442	24,735
In the third year	11,956	11,809
In the fourth year	3,892	4,674
Over four years	1,144	593

	47,822	70,998

Summary of Future Minimum Lease Rentals Under Operating Leases
As at December 31, 2018, the Group had commitments under operating leases to pay future minimum lease rentals as follows:

2018 RMB million
Aircraft, engines and flight equipment
Within one year	4,990
In the second year	5,371
In the third to fifth years, inclusive	12,041
After the fifth year	14,169

36,571

Land and buildings
Within one year	398
In the second year	175
In the third to fifth years, inclusive	59
After the fifth year	75

707

37,278